GAIN/(LOSS) ON SALE OF ASSETS (Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Component of Operating Income [Abstract]
Gain on sale of vessels	$ 39,405	$ 2,250	$ 0